Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2023
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 5 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	March 31, 2023	March 31, 2022
Beauty products	$3,866,209	$28,452,718
Health products	714,601	1,054,436
Other products	2,606,990	1,843,848
Merchandise inventories, net	$7,187,800	$31,351,002

Merchandise inventories write-down was $150,382, $nil, and $nil for the fiscal years ended March 31, 2023, 2022, and 2021, respectively.